Consolidated Statement of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement Line Items [Line Items]
Revenue	$ 181,185	$ 149,417
Other operating income	180	242
Operating expenses:
Technology and platform fees	(1,956)	(2,284)
Content cost	(1,983)	(2,103)
Cost of inventory sold	(35,523)	(15,504)
Personnel expenses, including share-based remuneration	(41,423)	(35,499)
Marketing and distribution expenses	(51,393)	(59,424)
Credit loss expense	(2,446)	(111)
Depreciation and amortization	(6,735)	(7,011)
Other operating expenses	(13,422)	(13,933)
Total operating expenses	(154,880)	(135,869)
Operating profit	26,485	13,790
Share of net loss of equity-accounted investees	0	(6)
Finance income	6,723	2,437
Finance expenses	(453)	(26,496)
Foreign exchange gain (loss)	676	(648)
Net finance income (expense)	6,946	(24,707)
Profit (loss) before income taxes	33,431	(10,922)
Income tax expense	(1,239)	(4,350)
Net income (loss) attributable to owners of the parent	$ 32,192	$ (15,271)
ADS [member]
Weighted-average number of shares outstanding:
Basic (in shares)	89,840	115,280
Diluted (in shares)	91,200	115,280
Earnings per ADS and per ordinary share:
Basic earnings per share (in dollars per share)	$ 0.36	$ (0.13)
Diluted earnings per share (in dollars per share)	$ 0.35	$ (0.13)
Ordinary shares [member]
Weighted-average number of shares outstanding:
Basic (in shares)	179,680	230,560
Diluted (in shares)	182,410	230,560
Earnings per ADS and per ordinary share:
Basic earnings per share (in dollars per share)	$ 0.18	$ (0.07)
Diluted earnings per share (in dollars per share)	$ 0.18	$ (0.07)